Discontinued Operations and Transition Costs - Summary of Significant Non-Cash Items and Capital Expenditures (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity-based compensation expense	$ 78	$ 19	$ 313	$ 25	$ 28
Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amortization and depreciation	41	112	212	253	254
Equity-based compensation expense	45	3	200	20	22
Purchases of property and equipment	$ 3	$ 4	$ 7	$ 15	$ 27